Leases (Schedule of disclosures of lease liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of leases liabilities	$ (693)	$ (508)	$ (630)
Interest	120	144
Lease liability Balance as of December 31,	1,391	1,741
Lease liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	2,307	2,450
Repayment of leases liabilities	(693)	(652)
Effect of changes in exchange rates	68	162
New finance lease obligation recognized	155	283
Adjustments for indexation	49	(35)
Interest	120	144
Disposals-Termination of leases	(16)	(45)
Balance as of December 31,	1,990	2,307	2,450
Current maturities of long-term leases	(599)	(566)
Lease liability Balance as of December 31,	1,391	1,741
Lease liabilities [Member] | Buildings [member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	1,953	2,225
Repayment of leases liabilities	(477)	(479)
Effect of changes in exchange rates	55	134
New finance lease obligation recognized	0	0
Adjustments for indexation	42	(17)
Interest	118	134
Disposals-Termination of leases	0	(44)
Balance as of December 31,	1,691	1,953	2,225
Current maturities of long-term leases	(403)	(396)
Lease liability Balance as of December 31,	1,288	1,557
Lease liabilities [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	354	225
Repayment of leases liabilities	(216)	(173)
Effect of changes in exchange rates	13	28
New finance lease obligation recognized	155	283
Adjustments for indexation	7	(18)
Interest	2	10
Disposals-Termination of leases	(16)	(1)
Balance as of December 31,	299	354	$ 225
Current maturities of long-term leases	(196)	(170)
Lease liability Balance as of December 31,	$ 103	$ 184